Dec. 31, 2024
Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.60%
Fee Waiver[3]	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver	.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

[3]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 50	$ 181

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities (namely, common and preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts, warrants, rights and participatory notes) of or related to Next Gen Technologies Companies (as defined below) located throughout the world. The Portfolio typically invests in approximately 40 to 60 companies.

Next Gen Technologies Companies considered for inclusion in the investment universe include artificial intelligence (“AI”) (i.e., computer systems with capabilities to perform tasks typically requiring human cognitive abilities such as learning, reasoning, problem solving, or decision making) companies that are developing the next generation of automation application, including:

•	Hardware Infrastructure (e.g., semiconductor designers and manufacturers, cloud service providers, data center builders);

•	Enabling Technologies (e.g., software platform developers, cybersecurity vendors); and

•	AI Application Vendors (e.g., enterprises developing own AI solutions, AI application developers and related services providers).

The Investment Manager employs an internally developed proprietary data science platform to quickly analyze a large number of stocks from the broader equity universe for their exposure to the next generation technologies investment trend and to determine an initial investable universe of Next Gen Technologies Companies. Each of the stocks within this initial investable universe are then ranked by the Investment Manager according to their overall business exposure to the next generation technologies investment trend – the extent to which a company may meet either or both of the foregoing criteria. This exposure is measured in terms of a company’s business activity through its products/services, assets (e.g., intellectual property), research and development pipeline, market share, growth, revenue, and/or earnings.

The Investment Manager then uses a bottom-up stock selection process to assess and value the security on an ongoing basis (the methodology to be used would depend on various factors, such as the lifecycle stage of the issuer. For example, for smaller early lifecycle stage companies, traditional revenue growth metrics may be considered most appropriate for valuation purposes, whereas securities of more established, stable positive cash-flow generative businesses with high market share might be most appropriately valued on the basis of an expected value (“EV”)/earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple approach). Additionally, detailed financial modeling is performed in order to assess the security’s fair value. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

The Portfolio will be concentrated (i.e., more than 25% of the value of the Portfolio's assets) in securities of issuers having their principal business activities in the group of industries that comprise the industrials and information technology sectors.

The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.